Provisions - Summary of Provisions (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020
Non-current provisions [abstract]
Provision for decommissioning costs	₨ 13,686	₨ 11,950
Total	13,686	11,950
Current
Others		4
Total		₨ 4